As filed with the Securities and Exchange Commission on July 15, 2008

                                   UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                      FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number:  811-05631

                           First Pacific Mutual Fund, Inc.
                --------------------------------------------------
                (Exact name of registrant as specified in charter)

                        2756 Woodlawn Drive, Suite #6-201
                                Honolulu, HI  96822
                ---------------------------------------------------
                (Address of principal executive offices) (Zip code)

                                  Audrey C. Talley
                             Drinker Biddle & Reath LLP
                     One Logan Square, 18th and Cherry Streets
                              Philadelphia, PA  19103
                     ---------------------------------------
                     (Name and address of agent for service)


                                  (808) 988-8088
                                  --------------
                Registrant's telephone number, including area code

                    Date of fiscal year end:  September 30
                                  ---------------

                   Date of reporting period:  June 30, 2008
                                 -----------------

Item 1.  Schedule of Investments.
The Registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

									   Value
	Par Value							(Note 1 (A))

                         HAWAII MUNICIPAL BONDS - 96.38%
		Hawaii County
			General Obligation Bonds - 2.70%
$	  300,000			5.600%,	05/01/11	$	  319,638
	  350,000			5.000%,	07/15/11		  369,316
	1,000,000			5.625%,	05/15/18		1,043,280
	1,000,000			5.625%,	05/15/19		1,043,280
	1,000,000			5.000%,	07/15/22		1,031,360
	  370,000			5.000%,	07/15/24		  379,676
									4,186,550

		Hawaii State
			General Obligation Bonds - 1.20%
	  135,000			6.000%,	10/01/08		  136,370
	  100,000			5.250%,	07/01/12		  107,203
	1,575,000			5.000%,	07/01/23		1,626,581
									1,870,154

			Airport Systems Revenue Bonds - 17.92%
   	2,000,000			8.000%,	07/01/11		2,155,740
	  385,000			6.900%,	07/01/12		  410,052
	  785,000			6.900%,	07/01/12		  836,080
  	  250,000			6.375%,	07/01/12		  257,465
	4,580,000			6.500%,	07/01/13		4,721,339
   	4,000,000			6.500%,	07/01/14		4,123,440
	  500,000			6.500%,	07/01/15		  515,240
   	3,000,000			5.750%,	07/01/15		3,032,790
	2,500,000			5.750%,	07/01/16		2,523,200
   	3,235,000			5.750%,	07/01/17		3,255,251
	6,000,000			5.625%,	07/01/18		5,997,720
								       27,828,317

			Certificates of Participation - # 1 Capital District - 2.17%
	1,000,000			5.000%,	05/01/16		1,014,090
	  555,000			5.000%,	05/01/18		  562,448
	1,750,000			5.500%,	05/01/20		1,801,013
									3,377,551

See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

June 30, 2008 (Unaudited)

									   Value
	Par Value							(Note 1 (A))

			Certificates of Participation  - Kapolei - 0.16%
$	  250,000			5.250%,	05/01/13	$	  254,098

			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 18.59%
	  400,000			4.950%,	04/01/12		  421,604
	5,430,000			5.750%,	12/01/18		5,543,378
	  125,000			6.150%,	01/01/20		  126,992
	1,125,000			5.700%,	07/01/20		1,139,164
	  115,000			5.450%,	11/01/23		  115,143
	9,825,000			5.650%,	10/01/27		9,859,388
	8,085,000			6.200%,	11/01/29		8,223,981
	2,400,000			5.100%,	09/01/32		2,290,824
	1,380,000			4.650%,	03/01/37		1,152,176
								       28,872,650

			    	Chaminade University - 1.17%
	   95,000			4.000%,	01/01/11		   95,223
	  600,000			5.000%,	01/01/26		  585,648
	1,270,000 			4.700%,	01/01/31		1,134,733
									1,815,604

				Hawaii Pacific Health - 0.70%
	1,140,000 			5.600%,	07/01/33		1,084,163

				Hawaii Mid-Pacific Institute - 1.28%
	2,085,000 			5.000%,	01/01/26		1,991,008

				Kapiolani Health Care System - 1.76%
	2,525,000			6.400%,	07/01/13		2,730,005

				Kuakini Hawaii Health System - 2.28%
	  570,000			6.300%,	07/01/22		  574,588
	3,000,000			6.375%,	07/01/32		2,961,900
									3,536,488

				The Queen's Health Systems - 0.07%
	  100,000			5.250%,	07/01/23		  102,000


See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

June 30, 2008 (Unaudited)

									   Value
	Par Value							(Note 1 (A))


				Wilcox Hospital - 2.11%
$	  900,000			5.250%,	07/01/13	$	  910,854
	2,245,000			5.350%,	07/01/18		2,257,617
	  115,000			5.500%,	07/01/28		  110,031
									3,278,502

			Harbor Capital Improvements Revenue Bonds - 6.49%
	   70,000			5.750%,	07/01/10		   73,478
	  210,000			5.000%,	07/01/10		  216,999
	  150,000			5.000%,	07/01/12		  156,499
	  500,000			5.000%,	01/01/14		  525,955
	1,580,000			5.250%,	01/01/16		1,675,701
	1,665,000			5.375%,	01/01/17		1,774,074
	  500,000			5.500%,	07/01/19		  521,990
	2,505,000			5.250%,	01/01/21		2,616,923
	  520,000			5.750%,	07/01/29		  535,621
	2,000,000			5.000%,	01/01/31		1,976,040
								       10,073,280


			Hawaii Health Systems - 1.46%
	  897,000			3.800%,	02/15/13		  897,045
	1,370,000			4.700%,	02/15/19		1,370,041
									2,267,086

			Highway Revenue Bonds - 1.34%
	1,000,000			5.000%,	07/01/20		1,039,450
	1,000,000			5.000%,	07/01/21		1,036,390
									2,075,840

			Housing Authority
				Single Family Mortgage Special
				Purpose Revenue Bonds - 6.12%
  	  265,000			4.650%,	07/01/12		  267,981
	  445,000			4.800%,	07/01/13		  450,674
	  140,000			5.250%,	07/01/13		  141,904
	4,390,000			5.400%,	07/01/29		4,384,512
  	  220,000			5.750%,	07/01/30		  221,179
	2,615,000			5.375%,	07/01/33		2,532,915
	1,510,000			5.000%,	07/01/36		1,499,355
									9,498,520

				HCDC Rental Housing System Revenue Bonds - 0.06%
  	  100,000			3.700%,	01/01/13		   98,101

See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

June 30, 2008 (Unaudited)

									   Value
	Par Value							(Note 1 (A))

			Department of Hawaiian Homelands - 1.16%
$	1,465,000			4.250%,	07/01/09	$	1,494,095
	  300,000			4.450%,	07/01/11		  306,756
									1,800,851

       Hawaiian Homelands - COP Kapolei - 2.87%
	  210,000			3.750%,	11/01/16		  206,743
	  950,000			4.125%,	11/01/23		  905,739
	3,295,000			5.000%,	11/01/31		3,341,855
									4,454,337

			University Faculty Housing - 1.44%
	  740,000			5.650%,	10/01/16		  741,169
	1,500,000			5.700%,	10/01/25		1,502,430
									2,243,599

			University of Hawaii - Revenue Bonds - 2.90%
	  300,000			4.300%,	07/15/13		  311,241
	  100,000			4.000%,	07/15/16		  100,683
	1,500,000			5.000%,	10/01/23		1,556,310
	2,500,000			5.000%,	07/15/29		2,539,625
									4,507,859

		Honolulu City & County
			Board of Water Supply - 3.81%
	2,545,000			4.750%,	07/01/19		2,559,506
	2,000,000			4.750%,	07/01/20		2,001,020
	1,000,000			5.000%,	07/01/23		1,012,910
  	  325,000			5.250%,	07/01/31		  345,410
									5,918,846

			General Obligation Bonds - 2.15%
	  150,000			4.750%,	02/01/09		  151,982
	  100,000			5.000%,	07/01/09		  102,989
	  170,000			4.850%,	02/01/10		  174,304
	  365,000			6.000%,	11/01/10		  391,725
	  275,000			5.125%,	07/01/15		  282,505
	1,000,000			5.000%,	07/01/23		1,032,750
	1,185,000			5.000%,	07/01/30		1,209,956
									3,346,211





See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

June 30, 2008 (Unaudited)

									   Value
	Par Value							(Note 1 (A))

			Housing Authority Multi-Family Mortgage Revenue Bonds
				Maunakea Apartments - 4.16%
$	  265,000			5.750%,	11/20/09	$	  270,708
	6,020,000			6.500%,	05/20/41		6,193,496
									6,464,204

				Sunset Villas - 3.23%
	2,955,000			5.600%,	07/20/21		3,004,230
	2,000,000			5.700%,	07/20/31		2,007,880
									5,012,110

			Waste System Revenue - 0.27%
	  200,000			4.400%,	07/01/11		  204,150
	  200,000 			5.500%,	07/01/11		  212,976
									  417,126

		Kauai County
			General Obligation Bonds - 3.55%
	   35,000			4.125%,	08/01/08		   35,065
	  215,000			4.125%,	08/01/08		  215,322
	  595,000			6.250%,	08/01/19		  637,638
	  695,000			6.250%,	08/01/22		  744,804
	1,065,000			5.000%,	08/01/25		1,082,860
	2,780,000			5.000%,	08/01/27		2,801,323
									5,517,012

			Housing Authority Paanau Project - 0.47%
	  740,000			7.250%,	04/01/12		  732,371

		Maui County
			General Obligation Bonds - 2.79%
	  500,000			5.000%,	07/01/20		  522,090
	  500,000			4.500%,	07/01/21		  503,675
	  695,000			4.625%,	07/01/22		  703,104
	  525,000			5.000%,	03/01/23		  539,931
	1,000,000			5.000%,	07/01/23		1,033,260
	1,000,000			5.000%,	07/01/24		1,029,870
									4,331,930

	Total Hawaii Municipal Bonds (Cost $151,090,854)	      149,686,373


See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

June 30, 2008 (Unaudited)

									   Value
	Par Value							(Note 1 (A))

                  VIRGIN ISLANDS MUNICIPAL BONDS - 0.25%
		Virgin Islands
			Public Finance Authority, Series A - 0.08%
$	  100,000			7.300%,	10/01/18	$	  119,810

			Public Finance Authority, Series A - 0.17%
	  250,000			5.000%,	07/01/14		  262,022

     	Total Virgin Islands Municipal Bonds (Cost $364,337)		  381,832



	Total Investments (Cost $151,455,191) (a) 96.63%      150,068,205
	Other Assets Less Liabilities              3.37%        5,231,927
	Net Assets                               100.00%    $ 155,300,132


(a)	Aggregate cost for federal income tax purposes is $151,455,191.


At June 30, 2008, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation	$	 1,148,060
			Gross unrealized (depreciation)	 	(2,535,045)
			Net unrealized (depreciation)	$	(1,386,985)
















See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund ("Fund") is a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a
non-diversified open-end management company.   Hawaii Municipal Fund is
currently authorized to offer one Class of Shares:   Investor Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and
economic developments.   If any such problems arise, they could adversely affect
the ability of various Hawaiian issuers to meet their financial obligation.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income
and expenses during the reported period.   Actual results could differ from
those estimates.

(A)	SECURITY VALUATION
	Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of
	Directors.   Securities with remaining maturities of 60 days or less are
	valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

(B)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
	SHAREHOLDERS
	Security transactions are recorded on the trade date.  Interest income is
	recorded on the accrual basis.   Bond discounts and premiums are amortized
	using the interest method.   Distributions to shareholders are declared
	daily and reinvested or paid in cash monthly.

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

(2)	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes - an interpretation of FAB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2004 - September 30, 2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

                                 SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Pacific Mutual Fund, Inc.

By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  July 15, 2008
-------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  July 15, 2008
-------------------------------------


By:  /s/ Nora B. Simpson
-------------------------------------
       Nora B. Simpson, Treasurer

Date:  July 15, 2008
-------------------------------------